MANUFACTURING FACILITY CLOSURES, RESTRUCTURING AND OTHER RELATED CHARGES	12 Months Ended
Dec. 31, 2018
Restructuring provision [abstract]
MANUFACTURING FACILITY CLOSURES, RESTRUCTURING AND OTHER RELATED CHARGES
MANUFACTURING FACILITY CLOSURES, RESTRUCTURING AND OTHER RELATED CHARGES
The following table describes the charges incurred by the Company which are included in the Company’s consolidated earnings for each of the years in the three-year period ended December 31, 2018 under the caption manufacturing facility closures, restructuring and other related charges:

	2018	2017	2016
	$	$	$
Impairment of property, plant and equipment	4,839	289	3,018
Impairment of intangibles	—	—	379
Equipment relocation	—	147	711
Revaluation and impairment of inventories	1,297	163	1,420
Termination benefits and other labor related costs	1,043	2	1,765
Restoration and idle facility costs	268	308	3,787
Insurance proceeds	—	—	(9,793)
Professional fees	31	87	942
Other (recoveries) costs	(418)	363	179
	7,060	1,359	2,408

Charges incurred during the year ended December 31, 2018 were primarily due to non-cash impairments of property, plant and equipment and inventory as well as termination benefits and other labor related costs related to the closure of the Johnson City, Tennessee manufacturing facility. The closure further expands on operational synergies gained from the Canadian Technical Tape Ltd. acquisition (Refer to Note 17), which was completed in July 2017. As of December 31, 2018, the Johnson City, Tennessee manufacturing facility, which primarily produces carton sealing tape, has transferred substantially all of its production to other existing manufacturing facilities.
Charges incurred during the year ended December 31, 2017 were primarily related to small scale restructuring initiatives associated with acquisition integration efforts, as well as charges related to product trials to support post-South Carolina Flood (defined below) stencil production and other post-closure activities of the Columbia, South Carolina manufacturing facility.
On October 4, 2015, the Columbia, South Carolina manufacturing facility was damaged by significant rainfall and subsequent severe flooding (“South Carolina Flood”). The damages sustained were considerable and resulted in the facility being shut down permanently. Charges incurred during the year ended December 31, 2016 totalled $4.9 million, before insurance recoveries and were primarily related to site clean-up and idle facility costs as well as asset impairments resulting from real and personal property damage. On October 19, 2016, the Company and its insurers reached a settlement for the related property and business interruption claims in the amount of $30.0 million, subject to a $0.5 million deductible, covering substantially all of the claimed losses. As of December 31, 2016, the Company received a total of $29.5 million in insurance claim settlement proceeds of which $5.0 million was recorded in manufacturing facility closures, restructuring and other related charges in 2015 and $12.6 million and $9.8 million were recorded in cost of sales and manufacturing facility closures, restructuring and other related charges (presented in the table above under insurance proceeds), respectively, in 2016. The remaining $2.1 million was recognized as a reduction of cost of sales in the first quarter of 2017.
As of part of its plan to realize operational synergies from the RJM Manufacturing LLC acquisition completed in November 2015, the Company closed its Fairless Hills, Pennsylvania manufacturing facility and ceased production as of December 31, 2016. Charges incurred as a result of the closure of this facility totalled $6.0 million during the year ended December 31, 2016 and were primarily related to asset impairments, termination benefits, and facility lease obligations including restoration.
Charges incurred with respect to other restructuring initiatives during the year ended December 31, 2016 totalled $1.3 million and were primarily related to termination benefits and equipment relocation.
As of December 31, 2018, restructuring provisions of $2.6 million are included in provisions ($2.6 million in 2017) and $0.1 million in accounts payable and accrued liabilities ($0.2 million in 2017). Refer to Note 14 for more information on provisions.